UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.         Name and address of issuer:

JNL Variable Fund LLC
1 Corporate Way
Lansing, MI 48951

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Series Name	Fund Series ID	Class ID for Class A	Class ID for Class B
JNL/Mellon Capital Dow Index Fund	S000001693	C000004581	N/A

JNL/Mellon Capital Global 30 Fund	S000001708	C000004596	N/A

JNL/Mellon Capital 25 Fund	S000001709	C000004597	C000064663

JNL/Mellon Capital Nasdaq 25 Fund	S000001711	C000004599	C000064665

JNL/Mellon Capital Value Line 30 Fund	S000001712	C000004600	C000064666

JNL/Mellon Capital S&P 24 Fund	S000010716	C000029609	C000059062

JNL/Mellon Capital JNL 5 Fund	S000001714	C000004602	C000064668

JNL/Mellon Capital JNL Optimized 5 Fund	S000010717	C000029610	C000064669

JNL/Mellon Capital S&P SMid 60 Fund	S000017140	C000047526	C000064670

JNL/Mellon Capital Communications Sector Fund	S000001695	C000004583	C000064657

JNL/Mellon Capital Consumer Brands Sector Fund	S000001696	C000004584	C000064658

JNL/Mellon Capital Healthcare Sector Fund	S000001697	C000004585	C000064659

JNL/Mellon Capital Financial Sector Fund	S000001698	C000004586	C000064660

JNL/Mellon Capital Oil & Gas Sector Fund	S000001699	C000004587	C000064661

JNL/Mellon Capital Technology Sector Fund	S000001700	C000004588	C000064662

3.         Investment Company Act File Number:

811-09121

Securities Act File Number:

333-68105

4(a).     Last day of fiscal year for which this Form is filed:

December 31, 2015

4(b).	[]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year.). (See Instruction A.2)

4(c).	[]	Check box if this is the last time the issuer will be filing this Form.

5.         Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 138,514,304

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year: $ 477,933,378

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
$   1,205,292,462

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]: $ 1,683,225,840

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$  1,544,711,536

(vi)  Redemption credits available for use in future years -- if Item 5(i) is less than Items 5(iv) [subtract Item 5(iv) from Item 5(i)]: $   1,544,711,536

(vii)	Multiplier for determining registration fee (See Instruction C.9): x 0.0001007

(viii)	Registration fee due [multiply Item 5(v) by item 5(vii)] (enter "0" if no fee is due): =$ 0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 0

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
[] Wire Transfer
[] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	(Signature and Title)*

/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Treasurer and Chief Financial Officer
Date:	March 29, 2015

*Please print the name and title of the signing officer below the signature.